Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 40,529	$ 39,204
Restricted cash	0	564
Accounts receivable, net	31,959	17,102
Prepaid expenses and other current assets	10,592	7,687
Inventories	2,872	5,867
Total current assets	85,952	70,424
Vessels, port terminals and other fixed assets, net	350,088	296,133
Intangible assets other than goodwill	63,863	68,299
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	6,869	2,041
Deferred financing costs, net	6,941	1,030
Other long-term assets	3,425	5,438
Total non-current assets	535,282	477,037
Total assets	621,234	547,461
Current liabilities
Accounts payable	23,211	22,591
Due to affiliate companies	2,000	155
Accrued expenses	15,717	9,611
Deferred income	4,492	0
Current portion of capital lease obligations	31,221	1,252
Current portion of long-term debt	69	10,171
Total current liabilities	76,710	43,780
Senior notes	200,000	0
Long term debt, net of current portion	599	117,251
Capital lease obligations, net of current portion	0	31,009
Deferred tax liability	19,628	21,105
Other long-term liabilities	3,072	5,037
Total non-current liabilities	223,299	174,402
Total liabilities	300,009	218,182
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2011 and 2010	20	20
Additional paid-in capital	303,518	292,668
Retained earnings	17,146	17,342
Total Navios Logistics stockholders' equity	320,684	310,030
Noncontrolling interest	541	19,249
Total stockholders' equity	321,225	329,279
Total liabilities and stockholders' equity	$ 621,234	$ 547,461